Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying unaudited consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Long-term debt and other financial liabilities	231,585	235,603
Less: Deferred financing costs	(3,160)	(3,727)
Total	228,425	231,876
Less – current portion	(33,728)	(35,051)
Long-term portion	194,697	196,825

Debt related to assets held for sale	-	13,100
Less: Deferred financing costs	-	(110)
Total	-	12,990

Total debt net of deferred financing costs and debt discounts	228,425	244,866

Annual Principal Payments

The annual principal payments required to be made after June 30, 2023 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2024	34,860
2025	42,219
2026	68,296
2027	51,942
Thereafter	34,268
Total	231,585